Derivative Financial Instruments (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended			12 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended		8 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2013 Karlsson Group Senior secured promissory note	Aug. 01, 2012 Karlsson Group Senior secured promissory note	Mar. 31, 2012 Compound embedded derivatives	Mar. 31, 2013 Compound embedded derivatives	Mar. 31, 2012 Day-one derivative losses	Jan. 24, 2011 Day-one derivative losses $2.0 million face value secured convertible note due January 24, 2012	Apr. 25, 2011 Day-one derivative losses $2.5 million face value secured convertible note due April 24, 2012	Aug. 03, 2011 Day-one derivative losses $1.5 million face value secured convertible note due August 3, 2012	Sep. 19, 2011 Day-one derivative losses $1.5 million face value secured convertible note due September 18, 2012	Mar. 31, 2012 Warrant derivative liabilities	Mar. 31, 2013 Warrant derivative liabilities	Mar. 31, 2011 Secured Convertible Notes
Derivative Financial Instruments
Derivative assets					$ 0	$ 0	$ 0
Estimated fair value of Prepayment Option									0	1,900,000
Fair values of the compound derivatives and the warrant liabilities
Total derivative loss	$ 650,000	$ (1,900,000)	$ 2,162,000	$ (1,900,000)	$ (1,900,000)	$ (39,810,000)	$ (56,666,000)	$ (54,504,000)			$ (23,525,000)		$ (7,336,000)	$ (8,068,182)	$ (1,914,322)	$ (4,354,600)	$ (1,067,188)	$ (8,949,000)		$ 0